Other Financial Assets - Summary of Fair Value of Investments in Equity Instruments Designated at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Financial assets measured at fair value through other comprehensive income [abstract]
Total fair value	¥ 346,154	¥ 69,028
Accumulated other comprehensive income, net	¥ 247,475	¥ 35,124